Restatement of previously issued financial statements (Details Narrative) shares in Millions, $ in Millions		12 Months Ended
	Nov. 26, 2024 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jan. 01, 2024 EUR (€)
IfrsStatementLineItems [Line Items]
Impairment loss of goodwill			€ 1,060,000
Administrative expense			11,696,000	€ 16,460,000	€ 15,835,000
Cost of sales			10,235,000	1,168,000	20,088,000
Income tax credit			€ 100,000	€ 30,000.00
Closing foreign exchange rate			1.174	1.084
Intangible assets of customer relationships			€ 1,944,000
Intangible assets of trade names			453,000
Intangible assets of trade names			683,000
inventory fair value			4
Deferred tax liability of exchange difference			219,000
Other comprehensive income			2,866,000
Share premium						€ 220,157,000
Non-controlling shareholders			399,000
Adjustments to cost of sales			1,000
Adjustments to administration expenses			2,000
Impairment expense					2,165,000
Cash flow from operating activities			(8,226,000)	(8,280,000)	(9,182,000)
Adjustments for income tax			18,000	25,000
Depreciation and amortisation			2,425,000	2,631,000	1,547,000
Inventories			518,000	(1,643,000)	(19,000)
Depreciation and amortisation			2,425,000	2,631,000	2,537,000
Net finance costs			908,000	471,000	(115,000)
Interest paid			172,000	314,000	549,000
Impairment losses on assets			1,062,000	268,000	5,482,000
Cash flow from operating activities			8,226,000	8,280,000	€ 9,182,000
Deferred tax liability			2,200,000
Consequential reduction in goodwill			12,400,000
Derivative financial liability			181,000	870,000
Loans and borrowings			1,800,000			€ 1,326,000
Gain on deconsolidation			1,225,000	1,846,000
Gain on deconsolidation			(1,225,000)	€ (1,846,000)
Aggregate corrections total			260,000
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Acquired intangible assets			19,400,000
Brand names [member]
IfrsStatementLineItems [Line Items]
Acquired intangible assets			4,500,000
Quality industrial corp [member]
IfrsStatementLineItems [Line Items]
Income tax credit			€ 25,000
Noncontrolling interests shares | shares	146.6	98.3	98.3
Non-controlling interests shares		5240000000.00%	5240000000.00%	67.04%
Quality industrial corp [member]
IfrsStatementLineItems [Line Items]
Increase of arising from changes in ownership interest			€ 416,000
Increase of arising from changes in ownership interest			€ 115,000
Other comprehensive income loss description		therefore a loss of €2,289k (a gain of €3,126k under (d), less €2,866k under (c), €1,335k under (d)(i), €798k under (d)(ii) and €416k under (d)(iii)), of which €1,647k is attributable to owners of the parent and accumulated in the foreign currency translation reserve and €642k is attributable to non-controlling interests (€115k under (d)(iv) and €527k under (e) below).	therefore a loss of €2,289k (a gain of €3,126k under (d), less €2,866k under (c), €1,335k under (d)(i), €798k under (d)(ii) and €416k under (d)(iii)), of which €1,647k is attributable to owners of the parent and accumulated in the foreign currency translation reserve and €642k is attributable to non-controlling interests (€115k under (d)(iv) and €527k under (e) below).
Non-controlling interests share description		including the amortisation of the fair value adjustments arising on the acquisition net of deferred tax, is a loss of €1,616k, and their share of other comprehensive income is a loss of €527k, each based on their time-weighted interest during the year. Non-controlling interests have been adjusted to their proportionate share of QIND’s net assets at 31 December 2025, an increase of €2,229k recognised in equity against the other equity reserve in accordance with IFRS 10.23, of which €681k relates to the position at 31 December 2024. The loss attributable to owners of the parent decreases by €1,616k. Non-controlling interests increase by €86k, with a corresponding decrease in equity attributable to owners of the parent.	including the amortisation of the fair value adjustments arising on the acquisition net of deferred tax, is a loss of €1,616k, and their share of other comprehensive income is a loss of €527k, each based on their time-weighted interest during the year. Non-controlling interests have been adjusted to their proportionate share of QIND’s net assets at 31 December 2025, an increase of €2,229k recognised in equity against the other equity reserve in accordance with IFRS 10.23, of which €681k relates to the position at 31 December 2024. The loss attributable to owners of the parent decreases by €1,616k. Non-controlling interests increase by €86k, with a corresponding decrease in equity attributable to owners of the parent.
Write off | $		$ 3.5
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Non-controlling shareholders			€ 399,000
Increases non-controlling interests			798,000
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Administrative expense				€ 587,000
Cost of sales
Adjustments for finance costs / income			3,126,000
Share premium			1,324,000
Share capital			11,000
Impairment expense			1,060,000
Cash flow from operating activities			4,028,000
Adjustments for impairment losses			1,060,000
Adjustments for income tax			18,000
Depreciation and amortisation			171,000
Inventories			4,000
Net finance costs				89,000
Cash flow from operating activities			(4,028,000)
Derivative financial liability				234,000
Loans and borrowings				64,000
Convertible note reserve				5,000
Gain on deconsolidation				(873,000)
Gain on deconsolidation				873,000
Previously stated [member]
IfrsStatementLineItems [Line Items]
Administrative expense				15,873,000
Cost of sales				1,168,000
Share premium			240,680,000
Impairment expense			2,000
Cash flow from operating activities			(8,239,000)
Depreciation and amortisation			13,000
Net finance costs				(319,000)
Cash flow from operating activities			8,239,000
Convertible note reserve				29,000
Gain on deconsolidation			1,225,000	2,719,000
Gain on deconsolidation			(1,225,000)	(2,719,000)
Previously stated [member] | Quality industrial corp [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortisation			2,436,000
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Administrative expense			171,000
Cost of sales			4,000
Income tax credit			€ 18,000
Derivative financial instrument				165,000
Gain on deconsolidation				873,000
Gain on deconsolidation				(873,000)
Previously stated [member]
IfrsStatementLineItems [Line Items]
Gain on deconsolidation				(2,719,000)
Gain on deconsolidation				€ 2,719,000